Material Accounting Policies - Schedule of Evaluating Impact of Applying other New or Amended Accounting Standards (Details)	12 Months Ended
Mar. 31, 2025
The Effects of Changes in Foreign Exchange Rates [Member] | IAS 21 [Member]
Schedule of Evaluating Impact of Applying other New or Amended Accounting Standards [Line Items]
Name of Standards	The Effects of Changes in Foreign Exchange Rates
Effective date (The year beginning on or after)	Jan. 01, 2025
Adoption periods of the Company (For the year ending)	March 31, 2026
Content	Amendments to accounting for lack of exchangeability
Financial Instruments Disclosures [Member] | IFRS 7 [Member]
Schedule of Evaluating Impact of Applying other New or Amended Accounting Standards [Line Items]
Name of Standards	Financial Instruments: Disclosures
Effective date (The year beginning on or after)	Jan. 01, 2026
Adoption periods of the Company (For the year ending)	March 31, 2027
Content	Amendments to the classification and measurement of financial instruments
Financial Instruments Disclosures [Member] | IFRS 7 [Member]
Schedule of Evaluating Impact of Applying other New or Amended Accounting Standards [Line Items]
Name of Standards	Financial Instruments: Disclosures
Effective date (The year beginning on or after)	Jan. 01, 2026
Adoption periods of the Company (For the year ending)	March 31, 2027
Content	Amendment to gain or loss on derecognition on IFRS 7; Amendments to introduction, disclosure of deferred difference between fair value and transaction price, and credit risk disclosures on the Implementation Guidance for IFRS 7
Financial Instruments Disclosures [Member] | IFRS 7 [Member]
Schedule of Evaluating Impact of Applying other New or Amended Accounting Standards [Line Items]
Name of Standards	Financial Instruments: Disclosures
Effective date (The year beginning on or after)	Jan. 01, 2026
Adoption periods of the Company (For the year ending)	March 31, 2027
Content	Amendment to contracts referencing Nature-dependent electricity
Financial Instruments [Member] | IFRS 9 [Member]
Schedule of Evaluating Impact of Applying other New or Amended Accounting Standards [Line Items]
Name of Standards	Financial Instruments
Financial Instruments [Member] | IFRS 9 [Member]
Schedule of Evaluating Impact of Applying other New or Amended Accounting Standards [Line Items]
Name of Standards	Financial Instruments
Effective date (The year beginning on or after)	Jan. 01, 2026
Adoption periods of the Company (For the year ending)	March 31, 2027
Content	Amendment to lessee derecognition of lease liabilities and transaction price
Financial Instruments [Member] | IFRS 9 [Member]
Schedule of Evaluating Impact of Applying other New or Amended Accounting Standards [Line Items]
Name of Standards	Financial Instruments
Consolidated Financial Statements [Member] | IFRS 10 [Member]
Schedule of Evaluating Impact of Applying other New or Amended Accounting Standards [Line Items]
Name of Standards	Consolidated Financial Statements
Effective date (The year beginning on or after)	Jan. 01, 2026
Adoption periods of the Company (For the year ending)	March 31, 2027
Content	Amendment to determination of a ‘de facto agent’
Consolidated Financial Statements [Member] | IFRS 10 [Member]
Schedule of Evaluating Impact of Applying other New or Amended Accounting Standards [Line Items]
Name of Standards	Consolidated Financial Statements;
Effective date (The year beginning on or after)
Adoption periods of the Company (For the year ending)
Content	Amendment of accounting for sale or contribution of assets between an investor and its associates or joint ventures
Statement of Cash Flows [Member] | IAS 7 [Member]
Schedule of Evaluating Impact of Applying other New or Amended Accounting Standards [Line Items]
Name of Standards	Statement of Cash Flows
Effective date (The year beginning on or after)	Jan. 01, 2026
Adoption periods of the Company (For the year ending)	March 31, 2027
Content	Replacement of the term ‘cost method’ to ‘at cost’
Presentation and Disclosure in Financial Statement [Member] | IFRS 18 [Member]
Schedule of Evaluating Impact of Applying other New or Amended Accounting Standards [Line Items]
Name of Standards	Presentation and Disclosure in Financial Statements
Effective date (The year beginning on or after)	Jan. 01, 2027
Adoption periods of the Company (For the year ending)	March 31, 2028
Content	Replacement of IAS 1 and helping to achieve comparability of the financial performance of similar entities
Subsidiaries without Public Accountability Disclosures [Member] | IFRS 19 [Member]
Schedule of Evaluating Impact of Applying other New or Amended Accounting Standards [Line Items]
Name of Standards	Subsidiaries without Public Accountability: Disclosures
Effective date (The year beginning on or after)	Jan. 01, 2027
Adoption periods of the Company (For the year ending)	March 31, 2028
Content	Reduced disclosure requirements for subsidiaries without public accountability
Investments in Associates and Joint Ventures [Member] | IAS 28 [Member]
Schedule of Evaluating Impact of Applying other New or Amended Accounting Standards [Line Items]
Name of Standards	Investments in Associates and Joint Ventures